Income Taxes - Major Components Of Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax expense:
Current year	$ 39.3	$ 48.3	$ 40.5
Adjustments for prior years, including changes to net provisions related to tax uncertainties	(0.2)	(34.1)	(1.8)
Current tax expense	39.1	14.2	38.7
Deferred income tax expense:
Origination and reversal of temporary differences	(5.8)	20.0	2.3
Changes in previously unrecognized tax losses and deductible temporary differences, including adjustments for prior years	(5.9)	(9.5)	1.2
Deferred tax expense	(11.7)	10.5	3.5
Income tax expense	$ 27.4	$ 24.7	$ 42.2